Capital Management (Narrative) (Details) - USD ($)		12 Months Ended
	May 09, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Cash		$ 1,150,891	$ 600,402	$ 6,888,322	$ 15,207,948
Working capital		15,561,765
Accumulated deficit		(79,020,920)	(60,790,972)
Shareholder's equity		$ 11,566,819	$ 27,662,006	$ 34,385,193	$ 36,152,448
Number of shares issued		274,534	1,568,590	2,255,478
Proceeds from issuing shares		$ 520,892	$ 4,895,826	$ 0
Underwritten offering [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares issued	1,500,000
Warrants issued to purchase common shares	1,575,000
Proceeds from issuing shares	$ 2,325,750
Exercise price of warrants issued	$ 1.82
Warrants expiration term	3 years